Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Summary of employee benefit plan costs
Our share of pension and postretirement costs and defined contribution plan costs was as follows (in thousands):

	Year Ended December 31, (a)
	2014	2013	2012
Pension and postretirement costs	$81	$965	$834
Defined contribution plan costs	71	357	367

(a) Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.